Financial instruments - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Contingent amount	$ 395
Non-current financial assets	608	$ 517
Collateral amount	$ 320
Collateral decrease percentage	15.00%
Measured at amortized cost or cost
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 665	675
Non-current financial assets	364	369
Current financial assets	301	306
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure of detailed information about borrowings [line items]
Financial assets	169
Non-current financial assets	168	$ 161
Current financial assets	$ 1
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.03
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.55